Property and Equipment, net - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 215	$ 160	$ 778	$ 558	$ 746	$ 895
Cost of Revenue
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	119	63	433	280	367	568
Research and Development
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	63	48	161	131	179	90
General and Administrative
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	19	34	104	104	138	160
Sales and Marketing
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 14	$ 15	$ 80	$ 43	$ 62	$ 57